American Century Investments®
Quarterly Portfolio Holdings
American Century® Large Cap Growth ETF (ACGR)
November 30, 2025

Large Cap Growth ETF - Schedule of Investments
NOVEMBER 30, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.7%
Air Freight and Logistics — 0.4%
FedEx Corp.	302	83,255
Automobiles — 2.6%
Tesla, Inc.(1)	1,209	520,075
Banks — 0.3%
Regions Financial Corp.	2,087	53,114
Biotechnology — 1.3%
AbbVie, Inc.	755	171,914
Vertex Pharmaceuticals, Inc.(1)	222	96,261
		268,175
Broadline Retail — 4.9%
Amazon.com, Inc.(1)	3,952	921,685
eBay, Inc.	721	59,692
		981,377
Building Products — 1.2%
Johnson Controls International PLC	649	75,485
Trane Technologies PLC	377	158,898
		234,383
Capital Markets — 0.6%
KKR & Co., Inc.	500	61,155
S&P Global, Inc.	136	67,841
		128,996
Chemicals — 0.5%
Linde PLC	230	94,374
Communications Equipment — 1.0%
Arista Networks, Inc.(1)	989	129,243
Motorola Solutions, Inc.	212	78,372
		207,615
Consumer Staples Distribution & Retail — 0.4%
Costco Wholesale Corp.	64	58,470
Sprouts Farmers Market, Inc.(1)	158	13,242
U.S. Foods Holding Corp.(1)	136	10,699
		82,411
Distributors — 0.2%
Pool Corp.	122	29,719
Electrical Equipment — 1.2%
Eaton Corp. PLC	124	42,890
GE Vernova, Inc.	185	110,958
Vertiv Holdings Co., Class A	499	89,685
		243,533
Electronic Equipment, Instruments and Components — 0.9%
Amphenol Corp., Class A	1,205	169,784
Entertainment — 1.5%
Netflix, Inc.(1)	2,860	307,679
Financial Services — 5.9%
Apollo Global Management, Inc.	506	66,716
Mastercard, Inc., Class A	1,265	696,420
Visa, Inc., Class A	1,258	420,726
		1,183,862

Ground Transportation — 0.7%
Uber Technologies, Inc.(1)	1,522	133,236
Health Care Equipment and Supplies — 1.2%
IDEXX Laboratories, Inc.(1)	308	231,887
Health Care Providers and Services — 0.5%
Cencora, Inc.	33	12,175
Cigna Group	266	73,756
Elevance Health, Inc.	64	21,649
		107,580
Health Care REITs — 0.3%
Welltower, Inc.	246	51,222
Health Care Technology — 0.3%
Veeva Systems, Inc., Class A(1)	235	56,468
Hotels, Restaurants and Leisure — 2.0%
Airbnb, Inc., Class A(1)	374	43,754
Booking Holdings, Inc.	34	167,099
Chipotle Mexican Grill, Inc.(1)	1,715	59,202
Marriott International, Inc., Class A	445	135,632
		405,687
Interactive Media and Services — 10.3%
Alphabet, Inc., Class A	4,485	1,436,008
Meta Platforms, Inc., Class A	935	605,833
		2,041,841
IT Services — 1.0%
MongoDB, Inc.(1)	158	52,514
Okta, Inc.(1)	535	42,977
Snowflake, Inc., Class A(1)	383	96,225
		191,716
Life Sciences Tools and Services — 0.5%
Agilent Technologies, Inc.	584	89,644
Machinery — 0.8%
Parker-Hannifin Corp.	98	84,447
Xylem, Inc.	529	74,414
		158,861
Oil, Gas and Consumable Fuels — 0.2%
Cheniere Energy, Inc.	194	40,441
Pharmaceuticals — 3.0%
Eli Lilly & Co.	501	538,810
Zoetis, Inc.	465	59,604
		598,414
Professional Services — 0.5%
Automatic Data Processing, Inc.	373	95,227
Semiconductors and Semiconductor Equipment — 23.0%
Analog Devices, Inc.	426	113,035
Applied Materials, Inc.	589	148,575
ARM Holdings PLC, ADR(1)	252	34,161
ASML Holding NV, NY Shares	117	124,020
Broadcom, Inc.	3,231	1,301,964
Lam Research Corp.	313	48,828
NVIDIA Corp.	14,919	2,640,663
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	586	170,825
		4,582,071
Software — 19.7%
AppLovin Corp., Class A(1)	215	128,888
Atlassian Corp., Class A(1)	272	40,669

Cadence Design Systems, Inc.(1)	586	182,738
Crowdstrike Holdings, Inc., Class A(1)	193	98,268
Datadog, Inc., Class A(1)	455	72,805
Dynatrace, Inc.(1)	1,692	75,396
HubSpot, Inc.(1)	152	55,833
Intuit, Inc.	274	173,738
Microsoft Corp.	5,011	2,465,462
Oracle Corp.	211	42,611
Palantir Technologies, Inc., Class A(1)	336	56,599
Palo Alto Networks, Inc.(1)	805	153,055
ServiceNow, Inc.(1)	325	264,033
Workday, Inc., Class A(1)	495	106,732
		3,916,827
Specialized REITs — 0.3%
Equinix, Inc.	75	56,498
Specialty Retail — 2.3%
Abercrombie & Fitch Co., Class A(1)	322	31,514
Burlington Stores, Inc.(1)	120	30,268
Carvana Co.(1)	223	83,514
Home Depot, Inc.	41	14,634
O'Reilly Automotive, Inc.(1)	442	44,951
TJX Cos., Inc.	1,294	196,584
Tractor Supply Co.	1,122	61,463
		462,928
Technology Hardware, Storage and Peripherals — 9.4%
Apple, Inc.	6,747	1,881,401
Textiles, Apparel and Luxury Goods — 0.5%
Amer Sports, Inc.(1)	2,408	89,409
Birkenstock Holding PLC(1)	347	15,036
		104,445
Trading Companies and Distributors — 0.3%
Fastenal Co.	577	23,311
United Rentals, Inc.	54	44,019
		67,330
TOTAL COMMON STOCKS (Cost $13,699,219)		19,862,076
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $56,665)	56,665	56,665
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $13,755,884)		19,918,741
OTHER ASSETS AND LIABILITIES — 0.0%		2,870
TOTAL NET ASSETS — 100.0%		$19,921,611

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.